Note 5 - Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings Subsequently Defaulted (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017
Number of contracts, subsequently defaulted		0
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts, subsequently defaulted	1
Recorded investment, subsequently defaulted	$ 19